6. MERGER AGREEMENT PACIFIC ENERGY DEVELOPMENT CORP. (Tables)	12 Months Ended
Dec. 31, 2012
Merger Agreement Pacific Energy Development Corp. Tables
Purchase price on the date of acquisition

The purchase price on the date of acquisition was:

Value of stock issued in acquisition	$4,492,225
Cash advanced from PEDCO prior to merger	507,757
Merger expenses	36,841
Total Purchase Price	$5,036,823

Current assets	978
Fixed assets	112,089
Oil and gas properties	127,088
Current liabilities	(646,787)
Asset retirement obligations assumed	(41,712)
Long-term liabilities	(1,334,836)
(1,783,180)

Goodwill	$6,820,003

Debt extinguishment

As such, the Company’s Merger with Blast, triggered the contingent conversion feature. As a result, the Company recorded a loss on debt extinguishment of $159,913 during the year ended December 31, 2012, as summarized below.

Loss on Extinguishment:
Estimated fair value of debt after modification	$1,494,749
Less: Carrying value of pre-modification debt	(1,334,836)
Loss on debt extinguishment	$159,913

Summary carrying value of debt

See detail summary below for carrying value of debt on the date of the merger.

Post-Modification Debt:
Estimated fair value of debt after modification	$1,494,749
Less: beneficial conversion feature recorded as debt discount	(667,418)
Carrying value at date of Merger	827,331

Schedule of Proforma Income Statement

See detail summary below of loan activity and balance as of December 31, 2012.

Carrying value at merger	$827,331
Accrued interest	75,699
Accretion of beneficial conversion feature recorded as debt discount	667,418
Less: amortization of debt premium	(159,913)
Less: Principal and accrued interest of convertible note converted to common stock	(1,029,545)
Less: Cash payments on principal	(211,809)
Balance of note forgiven by Centurion	(169,181)
Carrying value at December 31, 2012	-0-